Income Taxes - Reconciliation of Income Taxes Computed at Statutory U.S. Federal Income Tax Rate to Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory U.S. federal income tax rate	$ 120	$ 148	$ 154
Foreign income taxed at different rates	(48)	(42)	(14)
Transition Tax under Tax Cuts and Jobs Act (TCJA)	43	0	0
Remeasurement of estimated tax on unremitted earnings	48	0	(4)
State and local taxes on income, net of U.S. federal income tax benefit	(2)	3	11
Changes in valuation allowance for tax loss carryforwards and credits	(1)	18	13
Foreign tax holidays	0	0	(7)
Investment and R&D tax credits	(6)	(6)	(26)
Foreign earnings subject to U.S. federal income tax	(74)	(101)	12
Adjustment of prior years taxes	0	0	2
Tax contingencies	(1)	(7)	4
Other	(9)	(13)	1
Income tax expense	$ 70	$ 0	$ 146